Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

1.	The second sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Long/Short Fund—Principal Investment Strategies” is deleted.

Nuveen Equity Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

1.	The second sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Long/Short Fund—Principal Investment Strategies” is deleted.